Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Values of Derivative Instruments

The following tables summarize information regarding Nucor’s derivative instruments (in thousands):

		Fair Value at
Fair Value of Derivative Instruments		December 31,
	Consolidated Balance Sheet Location	2018	2017
Asset derivatives designated as hedging instruments:
Commodity contracts	Other current assets	$100	$—
Asset derivatives not designated as hedging instruments:
Commodity contracts	Other current assets	2,617	—
Foreign exchange contracts	Other current assets	2,055	479

Total asset derivatives not designated as hedging instruments		4,672	479

Total asset derivatives		$4,772	$479

Liability derivatives designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	$—	$(2,100)
Commodity contracts	Deferred credits and other liabilities	(8,600)	(2,400)

Total liability derivatives designated as hedging instruments		(8,600)	(4,500)

Liability derivatives not designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	—	(4,031)

Total liability derivatives		$(8,600)	$(8,531)

Derivatives Designated as Hedging Instrument [Member]
Effect of Derivatives Instruments on Consolidated Statements of Earnings

The Effect of Derivatives Instruments on the Consolidated Statements of Earnings

Derivatives Designated as Hedging Instruments for the Year Ended December 31, (in thousands)
Derivatives in Cash Flow Hedging Relationships	Statement of Earnings Location	Amount of Gain or (Loss), net of tax, Recognized in OCI on Derivatives (Effective Portion)			Amount of Gain or (Loss), net of tax, Reclassified from Accumulated OCI into Earnings on Derivatives (Effective Portion)			Amount of Gain or (Loss), net of tax, Recognized in Earnings on Derivatives (Ineffective Portion)
		2018	2017	2016	2018	2017	2016	2018	2017	2016
Commodity contracts	Cost of products sold	$(3,568)	$(4,523)	$2,570	$132	$(973)	$(9,880)	$—	$—	$—

Derivatives Not Designated as Hedging Instrument [Member]
Effect of Derivatives Instruments on Consolidated Statements of Earnings

Derivatives Not Designated as Hedging Instruments for the Year Ended December 31, (in thousands)
Derivatives Not Designated as Hedging Instruments	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in Earnings on Derivatives
		2018	2017	2016
Commodity contracts	Cost of products sold	$14,572	$(11,973)	$(3,251)
Foreign exchange contracts	Cost of products sold	3,609	(3,344)	238

Total		$18,181	$(15,317)	$(3,013)